Fair Value of Financial Instruments, Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Assets [Abstract]
Securities available for sale	$ 162,258	$ 184,074
Carrying Amount [Member]
Financial Assets [Abstract]
Cash and cash equivalents	128,126	45,990
Certificates of deposit in financial institutions	0	1,862
Securities available for sale	162,258	184,074
Securities held to maturity	7,986	9,226
Loans, net	963,133	879,780
Interest rate swap derivatives	1,147	1,340
Accrued interest receivable	3,606	3,112
Financial Liabilities [Abstract]
Deposits	1,127,136	1,027,655
Other borrowed funds	44,593	17,945
Subordinated debentures	8,500	8,500
Interest rate swap derivatives	1,147	1,340
Accrued interest payable	$ 6,597	$ 432
Carrying Amount [Member] | Level 1 [Member]
Financial Assets [Abstract]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other liabilities
Financial Liabilities [Abstract]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other assets	Other liabilities
Estimated Fair Value [Member]
Financial Assets [Abstract]
Cash and cash equivalents	$ 128,126	$ 45,990
Certificates of deposit in financial institutions	0	1,862
Securities available for sale	162,258	184,074
Securities held to maturity	7,390	8,460
Loans, net	944,544	846,870
Interest rate swap derivatives	1,147	1,340
Accrued interest receivable	3,606	3,112
Financial Liabilities [Abstract]
Deposits	1,127,468	1,025,710
Other borrowed funds	45,799	16,364
Subordinated debentures	8,500	8,500
Interest rate swap derivatives	1,147	1,340
Accrued interest payable	6,597	432
Estimated Fair Value [Member] | Level 1 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	128,126	45,990
Certificates of deposit in financial institutions	0	0
Securities available for sale	50,297	54,792
Securities held to maturity	0	0
Loans, net	0	0
Interest rate swap derivatives	0	0
Accrued interest receivable	0	0
Financial Liabilities [Abstract]
Deposits	748,013	875,736
Other borrowed funds	0	0
Subordinated debentures	0	0
Interest rate swap derivatives	0	0
Accrued interest payable	1	1
Estimated Fair Value [Member] | Level 2 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Certificates of deposit in financial institutions	0	1,862
Securities available for sale	111,961	129,282
Securities held to maturity	4,281	4,987
Loans, net	0	0
Interest rate swap derivatives	1,147	1,340
Accrued interest receivable	466	485
Financial Liabilities [Abstract]
Deposits	379,455	149,974
Other borrowed funds	45,799	16,364
Subordinated debentures	8,500	8,500
Interest rate swap derivatives	1,147	1,340
Accrued interest payable	6,596	431
Estimated Fair Value [Member] | Level 3 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Certificates of deposit in financial institutions	0	0
Securities available for sale	0	0
Securities held to maturity	3,109	3,473
Loans, net	944,544	846,870
Interest rate swap derivatives	0	0
Accrued interest receivable	3,140	2,627
Financial Liabilities [Abstract]
Deposits	0	0
Other borrowed funds	0	0
Subordinated debentures	0	0
Interest rate swap derivatives	0	0
Accrued interest payable	$ 0	$ 0